Climate change (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Long-term assets	$ 1,629	$ 1,036
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Long-term assets	1,497	994
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Long-term assets	90	23
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Long-term assets	$ 42	$ 19